Note 7 - Promissory Notes (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended					3 Months Ended		12 Months Ended
	Oct. 14, 2011	Dec. 16, 2010	Nov. 03, 2010	Sep. 02, 2010	Feb. 23, 2011	Dec. 31, 2010	Oct. 31, 2010	Aug. 18, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 14, 2010
Debt Instrument, Convertible, Terms of Conversion Feature		all of the Company's senior secured subordinated promissory notes and secured subordinated promissory notes and related accrued interest were exchanged for shares of the Company's SeriesD Preferred Stock, at an exchange rate of one share for each $1.00 of such indebtedness
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		9,498,366
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Increase in Effective Interest Rate On Promissory Notes		2.50%
Interest Expense (in Dollars)										$ 62	$ 34	$ 221	$ 3,735
Stock Issued During Period, Shares, New Issues (in Shares)	2,320,000	9,498,366			1,000,000	170,866	9,133		7,924
Fair Value Inputs, Discount Rate			0.77%									0.80%	1.30%	1.40%
Fair Value Assumptions, Expected Volatility Rate			158.00%											125.00%
Fair Value of Warrant (in Dollars)			514										137	3,333
Additional Principal Amount of Senior Notes Purchasers can Purchase			3,000					2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,250	73,594		21,429	62,500					429,581		429,581			3,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	16.00	16.00	16.00		16.00			28.00							44.00
Proceeds from Notes Payable		1,178		600				250					1,593
Debt Instrument, Face Amount				600				250
Debt Instrument, Convertible, Remaining Discount Amortization Period			4 months
Promissory Notes [Member]
Interest Expense (in Dollars)													677
Attributable to Warrants [Member]
Interest Expense (in Dollars)													1,944
Additional Interest Expense from Exchange of Notes for Equity [Member]
Interest Expense (in Dollars)													1,458
Bridge Financing [Member]
Interest Expense (in Dollars)													514
Bridge Financing [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			30,357					71,429
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			28.00
Amendment No. 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)								8,929
Amendment No. 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			53,125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			16.00
Phoenix [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		73,594
Debt Instrument, Face Amount		1,178
Participation Interests Issued by Phoenix [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		64,219
Debt Instrument, Face Amount		$ 1,028